Derivative Instruments	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Derivative Instruments
Note 8: Derivative Instruments
Derivative instruments are financial contracts that derive their value from underlying changes in interest rates, foreign exchange rates or other financial or commodity prices or indices.
Derivative instruments are either regulated exchange-traded contracts or negotiated over-the-counter
contracts. We use these instruments for trading purposes, as well as to manage our exposures, mainly to foreign currency and interest rate fluctuations, as part of our asset/liability management program.
Types of Derivatives
Swaps
Swaps are contractual agreements between two parties to exchange a series of cash flows. The various swap agreements that we enter into are as follows:
•	Interest rate swaps – counterparties generally exchange fixed and floating rate interest payments based on a notional value in a single currency.
•	Cross-currency swaps – fixed rate interest payments and principal amounts are exchanged in different currencies.
•	Cross-currency interest rate swaps – fixed and/or floating rate interest payments and principal amounts are exchanged in different currencies.
•	Commodity swaps – counterparties generally exchange fixed and floating rate payments based on a notional value of a single commodity.
•
Equity swaps – counterparties exchange the return on an equity security or a group of equity securities for the return based on a fixed or floating interest rate or the return on another equity security or group of equity securities.

•	Credit default swaps – one counterparty pays the other a fee in exchange for that other counterparty agreeing to make a payment if a credit event occurs, such as bankruptcy or failure to pay.
•
Total return swaps – one counterparty agrees to pay or receive from the other cash amounts based on changes in the value of a reference asset or group of assets, including any returns such as interest earned on these assets, in exchange for amounts that are based on prevailing market funding rates.

Forwards and Futures
Forwards and futures are contractual agreements to either buy or sell a specified amount of a currency, commodity, interest-rate-sensitive financial instrument or security at a specified price and date in the future.
Forwards are customized contracts transacted in the
over-the-counter
market. Futures are transacted in standardized amounts on regulated exchanges and are subject to daily cash margining.

Options
Options are contractual agreements that convey to the purchaser the right but not the obligation to either buy or sell a specified amount of a currency, commodity, interest-rate-sensitive financial instrument or security at a fixed future date or at any time within a fixed future period.
For options written by us, we receive a premium from the purchaser for accepting market risk.
For options purchased by us, we pay a premium for the right to exercise the option. Since we have no obligation to exercise the option, our primary exposure to risk is the potential credit risk if the writer of an over-the-counter
contract fails to meet the terms of the contract.
Caps, collars and floors are specialized types of written and purchased options. They are contractual agreements in which the writer agrees to pay the purchaser, based on a specified notional amount, the difference between the market rate and the prescribed rate of the cap, collar or floor. The writer receives a premium for selling this instrument.
A swaption is an option granting its owner the right but not the obligation to enter into an underlying swap.
A future option is an option contract in which the underlying instrument is a single futures contract.
The main risks associated with these derivative instruments are related to exposure to movements in interest rates, foreign exchange rates, credit quality, value of the underlying financial instrument or commodity, as applicable, and the possible inability of counterparties to meet the terms of the contracts.
Embedded Derivatives
From time to time, we purchase or issue financial instruments containing embedded derivatives. The embedded derivative in a financial liability is separated from the host contract and carried at fair value if the economic characteristics of the derivative are not closely related to those of the host contract, the terms of the embedded derivative are the same as those of a stand-alone derivative, and the combined contract is not measured at fair value. To the extent that we cannot reliably identify and measure the embedded derivative, the entire contract is carried at fair value, with changes in fair value reflected in income. Embedded derivatives in certain of our equity linked notes are accounted for separately from the host instrument.
Contingent Features
Certain
over-the-counter
derivative instruments contain provisions that link the amount of collateral we are required to post or pay to our credit ratings as determined by the major credit rating agencies. If our credit ratings were to be downgraded, certain counterparties to these derivative instruments could demand immediate and ongoing collateralization on derivative liability positions or request immediate payment. The aggregate fair value of all derivative instruments with collateral posting requirements that were in a liability position on October 31, 2020 was $6,560 million ($5,736 million in 2019), for which we have posted collateral of $5,967 million ($5,660 million in 2019).
Risks Hedged
Interest Rate Risk
We manage interest rate risk through interest rate futures, interest rate swaps and options, which are linked to and adjust the interest rate sensitivity of a specific asset, liability, forecasted transaction or firm commitment, or a specific pool of transactions with similar risk characteristics.
Foreign Currency Risk
We manage foreign currency risk through currency futures, foreign currency options, cross-currency swaps, foreign exchange spot transactions, forward contracts and deposits denominated in foreign currencies.
Equity Price Risk
We manage equity price risk through total return swaps.
Trading Derivatives
Trading derivatives include derivatives entered into with customers to accommodate their risk management needs, market-making to facilitate customer-driven demand for derivatives, derivatives transacted on a limited basis to generate trading income from our principal trading positions, and certain derivatives that we enter into as part of our risk management strategy that do not qualify as hedges for accounting purposes (“economic hedges”).
We structure and market derivative products to enable customers to transfer, modify or reduce current or expected exposure to risks.
Principal trading activities include market-making and positioning activities. Market-making involves quoting bid and offer prices to other market participants with the intention of generating revenues based on spread and volume. Positioning activities involve managing market risk positions with the expectation of profiting from favourable movements in prices, rates or indices.
Trading derivatives are recorded at fair value. Realized and unrealized gains and losses are generally recorded in non-interest
revenue, trading revenues, in our Consolidated Statement of Income. Unrealized gains and losses on derivatives used to economically hedge certain exposures may be recorded in the Consolidated Statement of Income in the same line as the unrealized gains and losses arising from the exposures. Unrealized gains on trading derivatives are recorded as derivative instrument assets and unrealized losses are recorded as derivative instrument liabilities in our Consolidated Balance Sheet.
We may also economically hedge a portion of our U.S. dollar earnings through forward foreign exchange contracts and/or options to minimize fluctuations in our consolidated net income due to the translation of our U.S. dollar earnings. These contracts are recorded at fair value, with changes in fair value recorded in non-interest
revenue, trading revenues, in our Consolidated Statement of Income.

Fair Value of Trading and Hedging Derivatives
Fair value represents
point-in-time
estimates that may change in subsequent reporting periods due to market conditions or other factors. A discussion of the fair value measurement of derivatives is included in Note 17.
Fair values of our derivative instruments are as follows:

(Canadian $ in millions)			2020			2019
	Gross assets	Gross liabilities	Net	Gross assets	Gross liabilities	Net
Trading
Interest Rate Contracts
Swaps	10,510	(7,585)	2,925	7,588	(5,834)	1,754
Forward rate agreements	29	(276)	(247)	44	(157)	(113)
Futures	3	(18)	(15)	1	(4)	(3)
Purchased options	667	–	667	632	–	632
Written options	–	(714)	(714)	–	(403)	(403)
Foreign Exchange Contracts (1)
Cross-currency swaps	2,080	(1,428)	652	2,394	(1,383)	1,011
Cross-currency interest rate swaps	4,151	(4,207)	(56)	3,471	(4,950)	(1,479)
Forward foreign exchange contracts	3,611	(2,954)	657	2,796	(2,379)	417
Purchased options	346	–	346	188	–	188
Written options	–	(312)	(312)	–	(203)	(203)
Commodity Contracts
Swaps	2,162	(1,733)	429	754	(1,273)	(519)
Futures	53	(144)	(91)	122	(40)	82
Purchased options	373	–	373	270	–	270
Written options	–	(456)	(456)	–	(367)	(367)
Equity Contracts	8,461	(6,514)	1,947	1,199	(2,999)	(1,800)
Credit Contracts
Purchased	11	(6)	5	2	(98)	(96)
Written	–	(8)	(8)	47	(4)	43
Total fair value – trading derivatives	32,457	(26,355)	6,102	19,508	(20,094)	(586)
Hedging
Interest Rate Contracts (2)
Cash flow hedges – swaps	2,602	(43)	2,559	1,393	(121)	1,272
Fair value hedges – swaps	1,118	(2,257)	(1,139)	799	(1,435)	(636)
Total swaps	3,720	(2,300)	1,420	2,192	(1,556)	636
Foreign Exchange Contracts
Cash flow hedges	638	(1,710)	(1,072)	420	(1,948)	(1,528)
Fair value hedges	–	(1)	(1)	–	–	–
Total foreign exchange contracts	638	(1,711)	(1,073)	420	(1,948)	(1,528)
Equity Contracts
Cash flow hedges	–	(9)	(9)	24	–	24
Total equity contracts	–	(9)	(9)	24	–	24
Total fair value – hedging derivatives (3)	4,358	(4,020)	338	2,636	(3,504)	(868)
Total fair value – trading and hedging derivatives	36,815	(30,375)	6,440	22,144	(23,598)	(1,454)
Less: impact of master netting agreements	(19,302)	19,302	–	(13,538)	13,538	–
Total	17,513	(11,073)	6,440	8,606	(10,060)	(1,454)

(1)	Gold contracts are included with foreign exchange contracts.
(2)	The fair value of bond futures designated in fair value hedge relationships rounds down to $ nil as at October 31, 2020 ( w e held no bond futures as at October 31, 2019).
(3)	The fair values of hedging derivatives wholly or partially offset the changes in fair values of the related on-balance sheet financial instruments.
Assets are shown net of liabilities to customers where we have a legally enforceable right to offset amounts and we intend to settle contracts on a net basis.

Notional Amounts of Trading Derivatives
The notional amounts of our derivatives represent the amount to which a rate or price is applied in order to calculate the amount of cash that must be exchanged under the contract. Notional amounts do not represent assets or liabilities and therefore are not recorded in our Consolidated Balance Sheet.

(Canadian $ in millions)			2020			2019
	Exchange traded	Over-the-counter	Total	Exchange traded	Over-the-counter	Total
Interest Rate Contracts
Swaps	–	4,148,257	4,148,257	–	4,209,193	4,209,193
Forward rate agreements	–	517,332	517,332	–	491,437	491,437
Purchased options	24,683	57,833	82,516	13,737	42,084	55,821
Written options	3,796	64,728	68,524	16,446	49,487	65,933
Futures	297,578	–	297,578	225,747	–	225,747
Total interest rate contracts	326,057	4,788,150	5,114,207	255,930	4,792,201	5,048,131
Foreign Exchange Contracts (1)
Cross-currency swaps	–	47,805	47,805	–	47,977	47,977
Cross-currency interest rate swaps	–	534,752	534,752	–	499,571	499,571
Forward foreign exchange contracts	–	494,640	494,640	–	453,711	453,711
Purchased options	1,673	39,067	40,740	3,295	37,397	40,692
Written options	2,346	41,327	43,673	2,502	42,075	44,577
Futures	1,608	–	1,608	882	–	882
Total foreign exchange contracts	5,627	1,157,591	1,163,218	6,679	1,080,731	1,087,410
Commodity Contracts
Swaps	–	30,613	30,613	–	24,722	24,722
Purchased options	4,846	5,728	10,574	3,615	6,608	10,223
Written options	6,514	3,704	10,218	5,230	4,371	9,601
Futures	39,011	–	39,011	32,422	–	32,422
Total commodity contracts	50,371	40,045	90,416	41,267	35,701	76,968
Equity Contracts	110,274	60,202	170,476	39,952	50,910	90,862
Credit Contracts
Purchased	–	7,407	7,407	–	5,361	5,361
Written	–	1,795	1,795	–	2,068	2,068
Total	492,329	6,055,190	6,547,519	343,828	5,966,972	6,310,800

(1)	Gold contracts are included with foreign exchange contracts .
Table excludes loan commitment derivatives with notionals of $2,603 million ($2,613 million in 2019).
Derivatives Used in Hedge Accounting
In accordance with our risk management strategy, we enter into various derivative contracts to hedge our interest rate, foreign currency and equity price exposures. In addition, we use deposits to hedge foreign currency exposure in our net investment in foreign operations. To the extent these instruments qualify for hedge accounting, we designate them in accounting hedge relationships. Our structural market risk strategies, including our approach to managing interest rate and foreign exchange risk, are included in the blue-tinted font in the Structural
(Non-Trading)
Market Risk section of Management’s Discussion and Analysis on page 95 of this report. In addition, our exposure to foreign exchange rate risk is discussed in the Foreign Exchange Risk section of Management’s Discussion and Analysis on page 96. Our exposure to equity price risk and our approach to managing it are discussed in the Other Share-Based Compensation,
Mid-Term
Incentive Plans section of Note 20.
By using derivatives to hedge exposures to interest rates, foreign currency exchange rates, and equity prices, we are also exposed to the credit risk of the derivative counterparty. We mitigate credit risk by entering into transactions with high-quality counterparties, requiring the counterparties to post collateral, entering into master netting agreements, or settling through centrally cleared counterparties.
In order to qualify as an accounting hedge, the hedging relationship must be designated and formally documented at its inception, detailing the particular risk management objective and strategy for the hedge and the specific asset, liability or cash flow being hedged, as well as how effectiveness is to be assessed. Changes in the fair value of the derivative must be highly effective in offsetting changes in the fair value or changes in the amount of future cash flows of the hedged item. We evaluate hedge effectiveness at the inception of the hedging relationship and on an ongoing basis, retrospectively and prospectively, primarily using a quantitative statistical regression analysis. We consider a hedging relationship highly effective when all of the following criteria are met: correlation between the variables in the regression is at least 0.8; the slope of the regression is within a 0.8 to 1.25 range; and the confidence level of the slope is at least 95%. The practice is different for our net investment hedge, discussed in the Net Investment Hedges section below.
Any ineffectiveness in the hedging relationship is recognized as it arises in non-interest
revenue, other, in our Consolidated Statement of Income.
The following table outlines the notional amounts and average rates of derivatives and the carrying amounts of deposits designated as hedging instruments, by term to maturity, hedge type, and risk type, where applicable.

		Remaining term to maturity					2020	2019
(Canadian $ in millions, except as noted)		Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total	Total
Cash Flow Hedges
Interest rate risk – Interest rate swaps
Notional amount (1)		16,332	29,011	30,395	16,040	518	92,296	93,611
Average fixed interest rate		1.04%	1.60%	1.51%	1.14%	1.57%	1.39%	2. 0 1%
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards (2)
CAD-USD pair	Notional amount	8,405	15,218	12,435	7,072	251	43,381	40,154
	Average fixed interest rate	1.86%	1.96%	2.10%	1.53%	3.02%	1.92%	1. 95%
	Average exchange rate: CAD-USD	1.3378	1.3140	1.3076	1.3458	1.3122	1.3219	1.3034
CAD-EUR pair	Notional amount	4,621	10,553	1,924	–	201	17,299	20,357
	Average fixed interest rate	2.27%	2.07%	2.41%	–	2.97%	2.17%	2.21%
	Average exchange rate: CAD-EUR	1.4671	1.5088	1.5395	–	1.4870	1.5008	1.4892
Other currency pairs (3)	Notional amount (4)	365	4,426	2,077	236	–	7,104	7,849
	Average fixed interest rate	2.83%	2.80%	2.35%	1.62%	–	2.63%	2.57%
	Average exchange rate: CAD-Non USD/EUR	0.7725	1.3338	1.2744	1.4753	–	1.2923	1.3348
Equity price risk – Total return swap
Notional amount		302	–	–	–	–	302	316
Fair Value Hedges
Interest rate risk – Interest rate swaps
Notional amount (5)		19,571	31,221	28,393	15,553	–	94,738	93,467
Average fixed interest rate		0.85%	1.69%	1.68%	1.40%	–	1.47%	2. 23%
Interest rate risk – Bond futures (Exchange-traded derivatives)
Notional amount		48	–	–	–	–	48	–
Average price in dollars		126	–	–	–	–	126	–
Foreign exchange risk – Cross-currency swaps
USD-GBP pair	Notional amount (6)	–	–	39	–	–	39	–
	Average fixed interest rate	–	–	0.66%	–	–	0.66%	–
	Average exchange rate: USD-GBP	–	–	1.3024	–	–	1.3024	–
Net Investment Hedges
Foreign exchange risk
USD denominated deposit – carrying amount		8,219	–	–	–	–	8,219	6,495
GBP denominated deposit – carrying amount		892	–	–	–	–	892	685

(1)	The notional amount of the interest rate swaps likely subject to IBOR reform that mature after December 31, 2021 was $48,825 million of USD LIBOR as at October 31, 2020.
(2)
Under certain hedge strategies using cross-currency swaps, a CAD leg is inserted to create two swaps designated as separate hedges (for example, a EURO-USD cross-currency swap split into EURO-CAD and CAD
-
USD cross-currency swaps). The relevant notional amount is grossed up in this table, as the cross-currency swaps are disclosed by CAD-foreign currency pair.

(3)	Includes CAD-AUD, CAD-CHF, CAD-CNH, CAD-GBP or CAD-HKD cross-currency swaps where applicable.
(4)	The notional amount of the cross-currency swaps likely subject to IBOR reform that mature after December 31, 2021 was $718 million of GBP LIBOR as at October 31, 2020.
(5)	The notional amount of the interest rate swaps likely subject to IBOR reform that mature after December 31, 2021 was $55,130 million of USD LIBOR, and $41 million of GBP LIBOR as at October 31, 2020.
(6)	The notional amount of the cross-currency swaps likely subject to IBOR reform that mature after December 31, 2021 was $39 million of USD LIBOR as at October 31, 2020.
Cash Flow Hedges
Cash flow hedges modify exposure to variability in cash flows for variable interest rate bearing instruments, foreign currency denominated assets and liabilities and certain cash-settled share-based payment grants subject to equity price risk. We use interest rate swaps with or without embedded options, cross-currency swaps, and total return swaps to hedge this variability. We hedge the full amount of foreign exchange risk, but interest rate risk is hedged only to the extent of benchmark interest rates. The benchmark interest rate is a component of interest rate risk that is observable in the relevant financial markets, for example LIBOR or Bankers’ Acceptances (BA) rate.
We determine the amount of the exposure to which hedge accounting is applied by assessing the potential impact of changes in interest rates, foreign exchange rates, and equity prices on the future cash flows of floating rate loans and deposits, foreign currency denominated assets and liabilities and certain cash-settled share-based payments. This assessment is performed using analytical techniques, such as simulation, sensitivity analysis, stress testing and gap analysis.
We record interest that we pay or receive on these cash flow hedge derivatives as an adjustment to net interest income in our Consolidated Statement of Income over the life of the hedge.
To the extent that changes in the fair value of the derivative offset changes in the fair value of the hedged item for the designated hedged risk, they are recorded in other comprehensive income. Hedge ineffectiveness, the portion of the change in fair value of the derivative that does not offset changes in the fair value of the hedged item, is recorded directly in non-interest
revenue, other, in our Consolidated Statement of Income as it arises.
For cash flow hedges that are discontinued before the end of the original hedge term, the cumulative unrealized gain or loss recorded in other comprehensive income is amortized to our Consolidated Statement of Income in net interest income for interest rate swaps and in employee compensation for total return swaps as the hedged item is recorded in earnings. The entire unrealized gain or loss is recognized immediately in net interest income in our Consolidated Statement of Income, if the hedged item is sold or settled. In general, we do not terminate our foreign exchange hedges before maturity.
For cash flow hedges, we use a hypothetical derivative to measure the hedged risk of floating rate loans, deposits, foreign currency denominated assets and liabilities, or share-based payment grants. This hypothetical derivative matches the critical terms of the hedged items identically, and it perfectly offsets the hedged cash flow.
In our cash flow hedge relationships, the main sources of ineffectiveness are differences in interest rate indices, tenor and reset/settlement frequencies between the hedging instrument and the hedged item.

Net Investment Hedges
Net investment hedges mitigate our exposure to foreign currency exchange rate fluctuations related to our net investment in foreign operations.
Deposits denominated in foreign currencies are designated as a hedging instrument for a portion of the net investment in foreign operations. The foreign currency translation of our net investment in foreign operations and the effective portion of the corresponding hedging instrument are recorded in unrealized gains (losses) on translation of net foreign operations in other comprehensive income.
The effectiveness of our net investment hedge is determined using the dollar offset method with spot foreign currency rates. As the notional amount of the deposits and the hedged net investment in foreign operations are the same, there is no source of ineffectiveness in these hedging relationships.
For cash flow hedges and net investment hedges, the following tables contain information related to items designated as hedging instruments, hedged items and hedge ineffectiveness for the years ended October 31, 2020 and October 31, 2019.

					2020
	Carrying amount of hedging instruments (1)			Hedge ineffectiveness
(Canadian $ in millions)	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other
Cash flow hedges
Interest rate risk – Interest rate swaps	2,602	(43)	2,516	(2,520)	4
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	638	(1,710)	(315)	315	–
Equity price risk – Total return swaps	–	(9)	(108)	108	–
	3,240	(1,762)	2,093	(2,097)	4
Net investment hedges
Foreign exchange risk – Deposit liabilities	–	(9,111)	(131)	131	–
Total	3,240	(10,873)	1,962	(1,966)	4

(1)	Represents the unrealized gains (losses) recorded as part of the derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.

					2019
	Carrying amount of hedging instruments (1)			Hedge ineffectiveness
(Canadian $ in millions)	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other
Cash flow hedges
Interest rate risk – Interest rate swaps	1,393	(121)	3,142	(3,118)	15
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	420	(1,948)	(1,195)	1,195	–
Equity price risk – Total return swaps	24	–	15	(15)	–
	1,837	(2,069)	1,962	(1,938)	15
Net investment hedges
Foreign exchange risk – Deposit liabilities	–	(7,180)	(17)	17	–
Total	1,837	(9,249)	1,945	(1,921)	15

(1)	Represents the unrealized gains (losses) recorded as part of the derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.

For cash flow hedges and net investment hedges, the following tables contain information related to impacts in our Consolidated Statement of Other Comprehensive Income, on a
pre-tax
basis, for the years ended October 31, 2020 and October 31, 2019.

						2020
					Balance in cash flow hedge AOCI / net foreign operations AOCI
(Canadian $ in millions)	Balance October 31, 2019	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	Balance October 31, 2020 (1)	Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	1,156	2,512	(139)	3,529	2,359	1,170
Foreign exchange risk	(444)	(350)	35	(759)	(759)	–
Equity price risk	17	(108)	41	(50)	(50)	–
	729	2,054	(63)	2,720	1,550	1,170

Net investment hedges
Foreign exchange risk	(1,808)	(131)	–	(1,939)	(1,939)	–
Total	(1,079)	1,923	(63)	781	(389)	1,170

(1) Tax balance related to cash flow hedge accumulated other comprehensive income (AOCI) is $(741) million.

						2019
					Balance in cash flow hedge AOCI / net foreign operations AOCI
(Canadian $ in millions)	Balance November 1, 2018	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	Balance October 31, 2019 (1)	Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	(2,211)	3,127	240	1,156	1,150	6
Foreign exchange risk	751	(1,177)	(18)	(444)	(444)	–
Equity price risk	30	15	(28)	17	17	–
	(1,430)	1,965	194	729	723	6

Net investment hedges
Foreign exchange risk	(1,791)	(17)	–	(1,808)	(1,808)	–
Total	(3,221)	1,948	194	(1,079)	(1,085)	6

(1)	Tax balance related to cash flow hedge AOCI is $ (216) million.
Fair Value Hedges
Fair value hedges modify exposure to changes in a fixed rate instrument’s fair value caused by changes in interest rates. These hedges economically convert fixed rate assets and liabilities to floating rate. We use cross currency swaps, interest rate swaps, and bond futures to hedge foreign exchange risk and interest rate risk, including benchmark interest rates, inherent in fixed rate securities, a portfolio of mortgages, deposits and subordinated debt and other liabilities.
Any fixed rate assets or liabilities that are part of a hedging relationship are adjusted for the change in value of the risk being hedged. To the extent that the change in the fair value of the derivative does not offset changes in the fair value of the hedged item for the risk being hedged, the net amount (hedge ineffectiveness) is recorded directly in non-interest
revenue, other, in our Consolidated Statement of Income.
For fair value hedges that are discontinued, we cease adjusting the hedged item. The cumulative fair value adjustment of the hedged item is then amortized to net interest income over the hedged item’s remaining term to maturity. If the hedged item is sold or settled, the cumulative fair value adjustment is included in the gain or loss on sale or settlement.
In our fair value hedge relationships, the main sources of ineffectiveness are the counterparty effect and our own credit risk on the fair value of the swap, and the difference in terms such as fixed interest rate or reset/settlement frequency between the swap and the hedged item.
The amounts relating to derivatives designated as fair value hedging instruments, hedged items and hedge ineffectiveness for the years ended October 31, 2020 and 2019 are as follows:

(Canadian $ in millions)								2020
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges
Fair value hedge (3)
Interest rate swaps	1,118	(2,257)
Cross currency swaps	–	(1)	–	–	–	–	–	–
Securities and loans	–	–	(1,791)	1,794	3	58,608	2,762	25
Deposit s, subordinated debt and other liabilities	–	–	622	(620)	2	(39,950)	(943)	8
Total	1,118	(2,258)	(1,169)	1,174	5	18,658	1,819	33

(1)	Represents the unrealized gains (losses) within derivative instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.
(2)
Represents the carrying value in the Consolidated Balance Sheet and includes amortized cost, before allowance for credit losses, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.

(3)	For bond futures designated in fair value hedge relationships, all amounts in the table round down to $nil as at October 31, 2020 ( w e held no bond futures as at October 31, 2019).

(Canadian $ in millions)								2019
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges
Fair value hedge
Interest rate swaps	799	(1,435)
Cross currency swaps	–	–	–	–	–	–	–	–
Securities and loans	–	–	(2,072)	2,058	(14)	53,672	1,249	8
Deposits, subordinated debt and other liabilities	–	–	1,269	(1,255)	14	(41,277)	(609)	308
Total	799	(1,435)	(803)	803	–	12,395	640	316

(1)	Represents the unrealized gains (losses) within derivative instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.
(2)
Represents the carrying value
in
the Consolidated Balance Sheet and includes amortized cost, before allowance for credit losses, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.

Derivative-Related Market Risk
Derivative instruments are subject to market risk. Market risk arises from the potential for a negative impact on the balance sheet and/or statement of income due to adverse changes in the value of derivative instruments as a result of changes in certain market variables. These variables include interest rates, foreign exchange rates, equity and commodity prices and their implied volatilities, as well as credit spreads, credit migration and default. We strive to limit market risk by employing comprehensive governance and management processes for all market risk-taking activities.
Derivative-Related Credit Risk
Derivative instruments are subject to credit risk arising from the possibility that counterparties may default on their obligations. The credit risk associated with a derivative is normally a small fraction of the notional amount of the derivative instrument. Derivative contracts generally expose us to potential credit loss if changes in market rates affect the counterparty’s position unfavourably and the counterparty defaults on payment. The credit risk is represented by the positive fair value of the derivative instrument. We strive to limit credit risk by dealing with counterparties that we believe are creditworthy, and we manage our credit risk for derivatives using the same credit risk process that is applied to loans and other credit assets.
We also pursue opportunities to reduce our exposure to credit losses on derivative instruments, including through collateral and by entering into master netting agreements with counterparties. The credit risk associated with favourable contracts is mitigated by legally enforceable master netting agreements to the extent that unfavourable contracts with the same counterparty must be settled concurrently with favourable contracts.
Exchange-traded derivatives have limited potential for credit exposure, as they are settled net daily with each exchange.
Terms used in the credit risk tables below are as follows:
Replacement cost
captures the loss that would occur if a counterparty were to default in
 the present or at a future time, assuming that the closeout and replacement of transactions occur instantaneously, assuming no recovery on the value of those transactions in bankruptcy.
Credit risk equivalent
represents the total replacement cost plus an amount representing the potential future credit exposure adjusted by a multiplier 1.4, as outlined in OSFI’s Capital Adequacy Guideline.

Risk-weighted assets
represent the credit risk equivalent, weighted on the basis of the creditworthiness of the counterparty, and considering collateral, netting and other credit risk mitigants, as prescribed by OSFI.

(Canadian $ in millions)			2020			2019
	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets
Interest Rate Contracts
Over-the-counter
Swaps	5,228	10,713	3,380	3,233	8,114	2,300
Forward rate agreements	1,153	3,332	1,479	102	1,162	236
Purchased options	2	55	12	11	62	39
Written options	68	206	150	38	154	98
	6,451	14,306	5,021	3,384	9,492	2,673
Exchange traded
Futures	22	83	2	90	161	3
Purchased options	45	66	1	28	40	1
Written options	3	4	–	3	6	–
	70	153	3	121	207	4
Total interest rate contracts	6,521	14,459	5,024	3,505	9,699	2,677
Foreign Exchange Contracts (2)
Over-the-counter
Swaps	872	5,581	794	1,184	6,248	989
Forward foreign exchange contracts	1,032	7,859	823	1,753	7,225	1,260
Purchased options	68	196	95	40	167	46
Written options	5	76	27	10	119	29
	1,977	13,712	1,739	2,987	13,759	2,324
Exchange traded
Futures	1	2	–	13	20	–
Purchased options	12	17	–	13	24	–
Written options	12	18	–	–	2	–
	25	37	–	26	46	–
Total foreign exchange contracts	2,002	13,749	1,739	3,013	13,805	2,324
Commodity Contracts
Over-the-counter
Swaps	1,424	4,215	2,119	213	2,154	629
Purchased options	117	746	257	98	472	125
Written options	1	234	74	116	370	204
	1,542	5,195	2,450	427	2,996	958
Exchange traded
Futures	635	1,612	33	393	1,079	22
Purchased options	373	562	11	378	567	11
Written options	221	363	7	1	52	1
	1,229	2,537	51	772	1,698	34
Total commodity contracts	2,771	7,732	2,501	1,199	4,694	992
Equity Contracts
Over-the-counter	563	8,010	2,399	197	4,572	1,246
Exchange traded	5,958	10,135	203	1,083	2,580	52
Total equity contracts	6,521	18,145	2,602	1,280	7,152	1,298
Credit Contracts	272	741	75	277	496	34
Total	18,087	54,826	11,941	9,274	35,846	7,325

(1)
Replacement cost and credit risk equivalent are presented after the impact of master netting agreements and calculated using the Standardized Approach Counterparty Credit Risk
(SA-CCR)
in accordance with the Capital Adequacy Requirements (CAR) Guideline issued by OSFI. Table therefore excludes loan commitment derivatives.

(2)	Gold contracts are included in foreign exchange contracts.

Term to Maturity
Our derivative contracts have varying maturity dates. The remaining contractual terms to maturity for the notional amounts of our derivative contracts are set out below:

(Canadian $ in millions)	Term to maturity					2020	2019
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total notional amounts	Total notional amounts
Interest Rate Contracts
Swaps	1,605,404	1,235,423	802,411	526,599	165,454	4,335,291	4,396,272
Forward rate agreements, futures and options	787,563	134,021	30,870	11,245	2,299	965,998	838,938
Total interest rate contracts	2,392,967	1,369,444	833,281	537,844	167,753	5,301,289	5,235,210
Foreign Exchange Contracts (1)
Swaps	155,542	215,827	138,246	100,254	27,632	637,501	604,728
Forward foreign exchange contracts	480,223	11,892	2,209	289	27	494,640	453,711
Futures	1,580	28	–	–	–	1,608	882
Options	76,721	6,490	1,202	–	–	84,413	85,269
Total foreign exchange contracts	714,066	234,237	141,657	100,543	27,659	1,218,162	1,144,590
Commodity Contracts
Swaps	9,591	18,447	2,296	279	–	30,613	24,722
Futures	15,300	20,536	2,878	297	–	39,011	32,422
Options	9,180	10,583	1,012	17	–	20,792	19,824
Total commodity contracts	34,071	49,566	6,186	593	–	90,416	76,968
Equity Contracts	118,139	38,527	11,758	2,071	283	170,778	91,178
Credit Contracts (2)	944	615	3,395	3,815	433	9,202	7,429
Total notional amount	3,260,187	1,692,389	996,277	644,866	196,128	6,789,847	6,555,375

(1)	Gold contracts are included with foreign exchange contracts.
(2)	Under the SA-CCR, excludes loan commitment derivatives.